CONTRIBUTED SURPLUS-WARRANT RESERVE	6 Months Ended
Jun. 30, 2022
Contributed Surplus [Abstract]
CONTRIBUTED SURPLUS-WARRANT RESERVE
6.	CONTRIBUTED SURPLUS-WARRANT RESERVE

The Company issued warrants pursuant to the equity offerings in 2020 and 2021. Each warrant entitled the holder to purchase one common share at a fixed price, these warrants were classified as equity under IAS 32. These equity warrants expire between February 24, 2023 and January 26, 2026 and are not revalued at each reporting period.

As at June 30, 2022, the following equity warrants were outstanding:

Issue Date	Expiry Date	Exercise Price	Currency	Number Issued	Number Outstanding
		$
27-Mar-20	27-Mar-25	0.21	USD	154,350	93,100
06-May-20	06-Nov-25	0.45	USD	125,455	73,343
10-Jun-20	10-Jun-24	1.25	USD	1,260,000	643,387
26-Jan-21	26-Jan-26	1.94	USD	518,234	515,834
26-Jan-21	26-Jan-26	2.00	USD	3,709,677	3,123,377
24-Feb-21	24-Feb-23	3.00	USD	4,792,625	4,792,625
24-Feb-21	24-Feb-23	3.00	USD	670,967	670,967
Balance at June 30, 2022				11,231,308	9,912,633